FIDELITY
DESTINY
PORTFOLIOS:
DESTINY I
DESTINY II
Semiannual Report
Annual Report
March 31, 1998
September 30, 1995
Printed on recycled paper
6i-53828

FIDELITY
DESTINY
PORTFOLIOS:
DESTINY I
DESTINY II
82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Abigail Johnson, VICE PRESIDENT
George A. Vanderheiden, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
State Street Bank and Trust Company
Boston, MA
 DES-SANN-0598
 702317
6i
* INDEPENDENT TRUSTEES
CONTENTS



FUND TALK               3    The manager's review of the funds' performance,
                             strategy and outlook.

PERFORMANCE             6    How the funds have done over time.

INVESTMENT CHANGES      8    A summary of major shifts in the funds' investments
                             over the past six months.

DESTINY I

 INVESTMENTS            9    A complete list of the fund's investments
                             with their market values.

 FINANCIAL STATEMENTS   14   Statements of assets and liabilities, operations, and
                             changes in net assets, as well as financial highlights.

DESTINY II

 INVESTMENTS            18   A complete list of the fund's investments
                             with their market values.

 FINANCIAL STATEMENTS   23   Statements of assets and liabilities, operations, and
                             changes in net assets, as well as financial highlights.

NOTES                   27   Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS
REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR DEPOSITORY INSTITUTION.
SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT
RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The U.S. stock market showed its resiliency during the six months that ended March 31, 1998. Despite economic difficulties in Southeast Asia - and the resulting concern that U.S. corporate earnings would slow - the stock market continued to perform well.
The Standard & Poor's 500 Index - a measure of the
U.S. stock market - returned 17.22% during this time. In late October, after several small Southeast
Asian countries devalued their currencies, a full-fledged economic crisis enveloped the region.
These troubles caused ripple effects throughout the world, particularly in the U.S., where the Dow Jones
Industrial Average plummeted 550-plus points in one trading session. Many U.S. corporations with business exposure to Southeast Asia announced earnings disappointments. Investors showed their concern by embarking on a "flight to quality," seeking shelter in stocks of companies with minimal international exposure. Despite this turbulence, however, the continued strength of the U.S. economy seemed to buoy the stock market as low interest rates, low inflation and moderate growth combined to make for a favorable economic backdrop. After digesting the events that took place in Southeast
Asia, investors regained their attraction to stocks.
Through the first three months of 1998, cash inflows into stock mutual funds were very strong and the Dow itself was approaching the 9000-point barrier.

AN INTERVIEW WITH
GEORGE A. VANDERHEIDEN,
PORTFOLIO MANAGER
OF FIDELITY DESTINY
PORTFOLIOS
Q. HOW DID THE FUNDS PERFORM, GEORGE?
A. For the six-month period that ended March 31, 1998, Destiny I and II returned 15.35% and 15.44%, respectively. The growth funds average returned 11.55% in that time, according to Lipper Analytical Services, while the Standard & Poor's 500 Index returned 17.22%. For the 12 months that ended March 31, 1998, Destiny I and II returned 43.86% and 42.44%, respectively. The growth funds average and S&P 500 returned 42.90% and 48.00%, respectively, over the same time.
Q. WHAT MARKET SECTORS AND INDIVIDUAL STOCKS HELPED THE FUNDS' PERFORMANCE DURING THE PERIOD?
A. Stocks in the finance, utilities and retail and wholesale sectors were the biggest contributors to performance relative to the S&P 500. A favorable interest-rate environment and an increase in home financing activity fueled the strong performance of positions such as Fannie Mae, Freddie Mac and Fleet Financial Group. Fannie Mae and Freddie Mac have a history of consistent earnings growth and dominant share in their markets - attributes that were particularly appealing to investors amidst the flight to quality after Asian financial turmoil roiled U.S. markets beginning last October. The Destiny funds also benefited from an overweighted position in the retail sector - relative to the S&P 500 - and good performance from retail stocks. During the period, several of the funds' retail sector holdings - such as Home Depot - displayed continued strength as investors favored stocks that were positioned to perform well in a slow growth, low inflation environment.
Q. WHAT FACTORS HAVE CONTRIBUTED TO THE RECENT STRONG PERFORMANCE OF THE STOCK MARKET?
A. The past several months have been a period of seeming contradictions. Overall corporate earnings decreased, warnings of future profit shortfalls increased and interest rates inched upwards - yet the market had its second-best first quarter since 1987. Market sentiment has turned more favorable since the start of the year and the first quarter is typically a period of strong retirement investing, both of which helped fuel the market's rise. However, I believe the market's recent strong performance was primarily driven by liquidity - investment dollars that were pulled out of Asia in the wake of that region's financial debacle that began earlier in the period were reinvested in U.S. markets. In 1997, foreigners invested $66 billion in the U.S. stock market. This staggering figure is more than the foreign investment in each of the prior five years combined. All of the bullish sentiment in the face of declining corporate earnings growth suggests to me that the market might be due for a pause in its steep upward trajectory of the past few years. Therefore, the funds' stock selection is focused on those companies with modest earnings expectations that are best positioned to hold their valuation in an environment of flat-to-declining corporate earnings growth.
Q. DID YOU CHANGE THE FUNDS' ALLOCATION BETWEEN STOCKS AND BONDS?
A. I reduced the funds' allocation to bonds and cash equivalents slightly during the period. Bonds ended the period at 10% in both funds, while cash stood at about 3% in Destiny I and around 4% in Destiny II. However, I continue to view bonds as attractively priced financial assets. I originally purchased bonds as a hedge against slowing corporate earnings growth. Although the deceleration in earnings growth has taken longer than expected, deflation remains a potential shock to the economy that could disrupt the stock market.
Q. SOUTHEAST ASIAN MARKETS EXPERIENCED HEAVY DECLINES DURING THE PERIOD. DID YOU MAKE ANY ADJUSTMENTS TO THE FUNDS AS A RESULT?
A. In many ways, the U.S. consumer has been the beneficiary of the faltering Asian economies. Interest rates, inflation and oil prices have all declined due to reduced demand from Asia. This has created a favorable environment for consumer spending because prices for many consumer goods - as well as home mortgage interest rates - have either declined or risen only a small amount. This benign environment has helped spur sales in the retail, apparel and housing industries. Consequently, I increased positions in retail companies such as Home Depot, Lowes, Circuit City and Wal-Mart Stores. On the other hand, the economic weakness in Asia has hurt the earnings and pricing power of many technology companies, including several of the fund's holdings. The reduction in earnings at many companies that had a large reliance on Asia has caused a reduction in capital spending, which in turn has decreased technology spending plans. Accordingly, orders have not yet increased to prior levels at many semiconductor and semiconductor capital equipment manufacturers since they declined as a result of the Asian financial crisis. Therefore, I reduced the funds' technology stakes during the period. I also took advantage of indiscriminate selling in the wake of the sell-off caused by economic problems in Asia to add a position in Telebras, the largest telephone company in Brazil. Telebras is essentially the AT&T of Brazil, and had been pushed down to a bargain-priced low multiple of cash flow.
Q. WHAT IMPLICATIONS DO THE FALTERING SOUTHEAST ASIAN ECONOMIES HAVE FOR THE U.S. STOCK MARKET AND FOR THE FUNDS?
A. After a disastrous few months at the end of 1997, many Asian markets rebounded during the first three months of 1998. However, I believe the short-lived rally in Asia may be coming to an end. Although the immediate concerns faced by U.S. investors may have diminished, the ongoing economic problems in Southeast Asia still pose formidable investment risks. Japan has slipped into another recession and the situation in Asia - where many of the region's countries still remained mired in an economic malaise - had worsened. The deterioration of these Asian economies has resulted in reduced demand for U.S. capital goods such as industrial machinery and semiconductor capital equipment. The weakness in Asia also has reduced pricing power in many industries. On the positive side, this has kept inflation dormant by slowing worldwide economic growth. However, lower priced Asian goods are also putting pricing pressure on U.S. manufacturers of autos, steel, and consumer goods.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

GEORGE VANDERHEIDEN INTRODUCES BETH TERRANA
AS THE NEW MANAGER OF DESTINY II:
"On June 1, 1998, Beth Terrana will become the manager of the Destiny II Fund. In consultation with Fidelity's management team, we decided to make this change to reduce my workload and allow me to focus on a core group of funds for the long term. Beth is one of the most talented and experienced fund managers at Fidelity. In her 12-year tenure managing money, she has compiled an outstanding performance record.
Beth's investment approach is similar to mine in that she emphasizes fundamental, bottom-up research and frequent company contact. Her style usually results in a higher mix of growth stocks than I typically own. Her eclectic, company-specific approach leads her to invest in both growth and value stocks. Beth has excelled at identifying companies that are in the midst of change and is adept at assessing whether or not their evolving prospects are accurately reflected in their stock prices. Her preferred investments include turnarounds or restructurings and undervalued growth stocks. The former category includes companies that are undergoing a strategic restructuring to enhance their growth prospects.
The latter category includes companies whose growth prospects are misperceived by the market.
I will continue to work closely with Beth and the Destiny II Fund in my new position as group leader of the Destiny Funds. I wish to thank all the Destiny II shareholders for their support over the past 12 years. I feel confident knowing that the Destiny II shareholders will be in excellent hands."
FUND FACTS
GOAL: seeks capital growth
START DATE: Destiny I: July 10, 1970; Destiny II:
December 30, 1985
SIZE: as of March 31, 1998, Destiny I: more than
$6.7 billion; Destiny II: more than $4.2 billion
MANAGER: George Vanderheiden, Destiny I since
1980, Destiny II since 1985; joined Fidelity in 1971
(checkmark)
FIDELITY DESTINY PORTFOLIOS: DESTINY I

PERFORMANCE: THE BOTTOM LINE


$10,000 OVER 10 YEARS
             Destiny I                   S&P 500
             00006                       SP001
  1988/03/31      10000.00                    10000.00
  1988/04/30      10221.24                    10111.00
  1988/05/31      10265.49                    10198.97
  1988/06/30      11008.85                    10667.10
  1988/07/31      10902.65                    10626.56
  1988/08/31      10435.87                    10265.26
  1988/09/30      10845.30                    10702.56
  1988/10/31      10990.87                    11000.09
  1988/11/30      10736.12                    10842.79
  1988/12/31      11027.72                    11032.54
  1989/01/31      11962.12                    11840.12
  1989/02/28      11693.83                    11545.30
  1989/03/31      11962.12                    11814.31
  1989/04/30      12507.95                    12427.47
  1989/05/31      13275.82                    12930.78
  1989/06/30      12979.78                    12857.08
  1989/07/31      13849.41                    14018.07
  1989/08/31      14224.34                    14292.83
  1989/09/30      14340.22                    14234.22
  1989/10/31      13857.38                    13903.99
  1989/11/30      13924.98                    14187.63
  1989/12/31      13844.32                    14528.14
  1990/01/31      13016.11                    13553.30
  1990/02/28      13292.18                    13728.13
  1990/03/31      13578.47                    14091.93
  1990/04/30      13138.81                    13739.63
  1990/05/31      14590.72                    15079.25
  1990/06/30      14560.05                    14976.71
  1990/07/31      14151.06                    14928.78
  1990/08/31      12701.95                    13579.22
  1990/09/30      11845.88                    12917.91
  1990/10/31      11760.27                    12862.36
  1990/11/30      12766.16                    13693.27
  1990/12/31      13408.21                    14075.32
  1991/01/31      14852.83                    14689.00
  1991/02/28      15880.11                    15739.26
  1991/03/31      16254.65                    16120.15
  1991/04/30      16457.96                    16158.84
  1991/05/31      17442.44                    16856.90
  1991/06/30      16297.45                    16084.86
  1991/07/31      17378.24                    16834.41
  1991/08/31      17967.83                    17233.39
  1991/09/30      17664.81                    16945.59
  1991/10/31      17586.25                    17172.66
  1991/11/30      16508.86                    16480.60
  1991/12/31      18626.82                    18365.98
  1992/01/31      18828.12                    18024.38
  1992/02/29      19514.94                    18258.69
  1992/03/31      19076.80                    17902.65
  1992/04/30      19763.61                    18428.99
  1992/05/31      19929.39                    18519.29
  1992/06/30      19585.99                    18243.35
  1992/07/31      20379.37                    18989.50
  1992/08/31      19839.07                    18600.22
  1992/09/30      20038.93                    18819.70
  1992/10/31      19919.02                    18885.57
  1992/11/30      20878.33                    19529.57
  1992/12/31      21449.21                    19769.78
  1993/01/31      22111.57                    19935.85
  1993/02/28      22182.03                    20206.98
  1993/03/31      23281.27                    20633.34
  1993/04/30      23422.20                    20134.02
  1993/05/31      24084.56                    20673.61
  1993/06/30      24267.77                    20733.56
  1993/07/31      24577.81                    20650.63
  1993/08/31      25424.52                    21433.29
  1993/09/30      25424.52                    21268.25
  1993/10/31      26359.47                    21708.50
  1993/11/30      26193.59                    21502.27
  1993/12/31      27115.88                    21762.45
  1994/01/31      28841.88                    22502.37
  1994/02/28      28406.35                    21892.56
  1994/03/31      27067.49                    20938.04
  1994/04/30      27874.03                    21206.05
  1994/05/31      28083.73                    21553.83
  1994/06/30      27293.32                    21025.76
  1994/07/31      28196.65                    21715.41
  1994/08/31      29470.98                    22605.74
  1994/09/30      28551.52                    22051.90
  1994/10/31      29180.62                    22548.06
  1994/11/30      28180.51                    21726.86
  1994/12/31      28316.94                    22049.07
  1995/01/31      28588.28                    22620.81
  1995/02/28      29557.38                    23502.34
  1995/03/31      30390.80                    24195.89
  1995/04/30      31534.33                    24908.46
  1995/05/31      33007.35                    25904.05
  1995/06/30      34131.50                    26505.80
  1995/07/31      35352.56                    27384.74
  1995/08/31      35662.67                    27453.47
  1995/09/30      36399.18                    28612.01
  1995/10/31      36689.91                    28509.86
  1995/11/30      37736.53                    29761.45
  1995/12/31      38780.11                    30334.65
  1996/01/31      39504.39                    31367.24
  1996/02/29      39359.53                    31658.02
  1996/03/31      39256.06                    31962.88
  1996/04/30      40001.04                    32434.02
  1996/05/31      40870.18                    33270.49
  1996/06/30      41159.89                    33397.25
  1996/07/31      39897.57                    31921.76
  1996/08/31      40228.67                    32594.99
  1996/09/30      42235.96                    34429.44
  1996/10/31      43850.08                    35379.00
  1996/11/30      47181.77                    38053.30
  1996/12/31      45972.13                    37299.46
  1997/01/31      48221.39                    39629.93
  1997/02/28      48657.47                    39940.63
  1997/03/31      46155.74                    38299.47
  1997/04/30      48473.86                    40585.95
  1997/05/31      51595.28                    43056.82
  1997/06/30      53247.80                    44985.77
  1997/07/31      57287.29                    48565.29
  1997/08/31      55221.64                    45844.66
  1997/09/30      57562.71                    48355.57
  1997/10/31      56392.17                    46740.49
  1997/11/30      58434.87                    48904.11
  1997/12/31      60188.77                    49743.80
  1998/01/31      60417.91                    50293.96
  1998/02/28      64313.38                    53921.16
  1998/03/31      66401.15                    56682.47
IMATRL PRASUN   SHR__CHT 19980331 19980406 170152 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Destiny I on March 31, 1988. As the chart shows, by March 31, 1998, the value of the investment would have grown to $66,401 - a 564.01% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $56,682 - a 466.82% increase.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED                   PAST 6  PAST 1  PAST 5   PAST 10
MARCH 31, 1998                  MONTHS  YEAR    YEARS    YEARS

Destiny I                       15.35%  43.86%  185.21%  564.01%

S&P 500 (registered trademark)  17.22%  48.00%  174.71%  466.82%

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED           PAST 1   PAST 5  PAST 10
MARCH 31, 1998          YEAR     YEARS   YEARS

Destiny I               43.86%   23.32%  20.84%

$50/month 15-Year Plan  -31.23%  18.87%  19.26%

The charts above show Destiny I total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges and custodian fees assessed through Fidelity Systematic Investment Plans (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases proportionately as Plan sizes increase. Figures for the S&P 500, a widely recognized, unmanaged index of common stocks, include reinvestment of dividends. All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares.
FIDELITY DESTINY PORTFOLIOS: DESTINY II

PERFORMANCE: THE BOTTOM LINE


$10,000 OVER 10 YEARS
             Destiny II                  S&P 500
             00306                       SP001
  1988/03/31      10000.00                    10000.00
  1988/04/30      10259.66                    10111.00
  1988/05/31      10157.00                    10198.97
  1988/06/30      11020.53                    10667.10
  1988/07/31      10960.14                    10626.56
  1988/08/31      10573.67                    10265.26
  1988/09/30      11002.42                    10702.56
  1988/10/31      11026.57                    11000.09
  1988/11/30      10682.37                    10842.79
  1988/12/31      11028.53                    11032.54
  1989/01/31      11951.21                    11840.12
  1989/02/28      11714.30                    11545.30
  1989/03/31      11863.93                    11814.31
  1989/04/30      12549.70                    12427.47
  1989/05/31      13341.46                    12930.78
  1989/06/30      12867.65                    12857.08
  1989/07/31      13640.71                    14018.07
  1989/08/31      14076.57                    14292.83
  1989/09/30      14155.65                    14234.22
  1989/10/31      13694.34                    13903.99
  1989/11/30      13826.15                    14187.63
  1989/12/31      13941.58                    14528.14
  1990/01/31      13034.92                    13553.30
  1990/02/28      13279.02                    13728.13
  1990/03/31      13606.81                    14091.93
  1990/04/30      13188.35                    13739.63
  1990/05/31      14694.80                    15079.25
  1990/06/30      14722.69                    14976.71
  1990/07/31      14199.62                    14928.78
  1990/08/31      12663.27                    13579.22
  1990/09/30      11718.14                    12917.91
  1990/10/31      11632.87                    12862.36
  1990/11/30      12826.71                    13693.27
  1990/12/31      13589.90                    14075.32
  1991/01/31      15115.81                    14689.00
  1991/02/28      16297.85                    15739.26
  1991/03/31      16813.65                    16120.15
  1991/04/30      17143.19                    16158.84
  1991/05/31      18117.48                    16856.90
  1991/06/30      16835.14                    16084.86
  1991/07/31      18017.19                    16834.41
  1991/08/31      18725.16                    17233.39
  1991/09/30      18405.41                    16945.59
  1991/10/31      18327.42                    17172.66
  1991/11/30      17141.98                    16480.60
  1991/12/31      19219.42                    18365.98
  1992/01/31      19589.66                    18024.38
  1992/02/29      20412.41                    18258.69
  1992/03/31      19787.12                    17902.65
  1992/04/30      20453.55                    18428.99
  1992/05/31      20766.19                    18519.29
  1992/06/30      20305.45                    18243.35
  1992/07/31      21119.97                    18989.50
  1992/08/31      20507.23                    18600.22
  1992/09/30      20570.52                    18819.70
  1992/10/31      20561.48                    18885.57
  1992/11/30      21592.27                    19529.57
  1992/12/31      22195.25                    19769.78
  1993/01/31      22961.58                    19935.85
  1993/02/28      23018.35                    20206.98
  1993/03/31      23983.36                    20633.34
  1993/04/30      23983.36                    20134.02
  1993/05/31      24815.92                    20673.61
  1993/06/30      25033.52                    20733.56
  1993/07/31      25270.04                    20650.63
  1993/08/31      26198.03                    21433.29
  1993/09/30      26266.95                    21268.25
  1993/10/31      27251.47                    21708.50
  1993/11/30      27143.17                    21502.27
  1993/12/31      28144.95                    21762.45
  1994/01/31      29917.62                    22502.37
  1994/02/28      29554.79                    21892.56
  1994/03/31      28113.85                    20938.04
  1994/04/30      28953.54                    21206.05
  1994/05/31      29160.86                    21553.83
  1994/06/30      28300.45                    21025.76
  1994/07/31      29223.06                    21715.41
  1994/08/31      30560.34                    22605.74
  1994/09/30      29596.26                    22051.90
  1994/10/31      30238.98                    22548.06
  1994/11/30      29274.90                    21726.86
  1994/12/31      29405.22                    22049.07
  1995/01/31      29713.25                    22620.81
  1995/02/28      30684.73                    23502.34
  1995/03/31      31514.05                    24195.89
  1995/04/30      32663.25                    24908.46
  1995/05/31      34132.32                    25904.05
  1995/06/30      35281.52                    26505.80
  1995/07/31      36489.95                    27384.74
  1995/08/31      36809.83                    27453.47
  1995/09/30      37579.91                    28612.01
  1995/10/31      37887.95                    28509.86
  1995/11/30      38918.67                    29761.45
  1995/12/31      39979.45                    30334.65
  1996/01/31      40726.73                    31367.24
  1996/02/29      40552.36                    31658.02
  1996/03/31      40415.36                    31962.88
  1996/04/30      41162.64                    32434.02
  1996/05/31      42022.01                    33270.49
  1996/06/30      42296.01                    33397.25
  1996/07/31      41063.00                    31921.76
  1996/08/31      41399.28                    32594.99
  1996/09/30      43379.57                    34429.44
  1996/10/31      44948.85                    35379.00
  1996/11/30      48348.98                    38053.30
  1996/12/31      47119.19                    37299.46
  1997/01/31      49351.36                    39629.93
  1997/02/28      49878.97                    39940.63
  1997/03/31      47362.70                    38299.47
  1997/04/30      49594.87                    40585.95
  1997/05/31      52679.33                    43056.82
  1997/06/30      54262.15                    44985.77
  1997/07/31      58280.06                    48565.29
  1997/08/31      56129.06                    45844.66
  1997/09/30      58442.40                    48355.57
  1997/10/31      57265.44                    46740.49
  1997/11/30      59375.86                    48904.11
  1997/12/31      61085.11                    49743.80
  1998/01/31      61306.59                    50293.96
  1998/02/28      65381.89                    53921.16
  1998/03/31      67463.83                    56682.47
IMATRL PRASUN   SHR__CHT 19980331 19980406 170328 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Destiny II on March 31, 1988. As the chart shows, by March 31, 1998, the value of the investment would have grown to $67,464 - a 574.64% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $56,682 - a 466.82% increase.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED    PAST 6  PAST 1  PAST 5   PAST 10
MARCH 31, 1998   MONTHS  YEAR    YEARS    YEARS

Destiny II       15.44%  42.44%  181.29%  574.64%

S&P 500          17.22%  48.00%  174.71%  466.82%

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED           PAST 1   PAST 5  PAST 10
MARCH 31, 1998          YEAR     YEARS   YEARS

Destiny II              42.44%   22.98%  21.03%

$50/month 15-Year Plan  -31.91%  18.54%  19.45%

The charts above show Destiny II total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges and custodian fees assessed through Fidelity Systematic Investment Plans (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases proportionately as Plan sizes increase. Figures for the S&P 500, a widely recognized, unmanaged index of common stocks, include reinvestment of dividends. All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares.
INVESTMENT CHANGES


TOP TEN EQUITY HOLDINGS - DESTINY I
AS OF MARCH 31, 1998              AS OF SEPTEMBER 30, 1997

Fannie Mae                        Fannie Mae

Philip Morris Companies, Inc.     Philip Morris Companies, Inc.

Fleet Financial Group, Inc.       Fleet Financial Group, Inc.

Freddie Mac                       General Motors Corp.

Columbia/HCA Healthcare Corp.     Freddie Mac

Wal-Mart Stores, Inc.             Columbia/HCA Healthcare Corp.

Vodafone Group PLC sponsored ADR  International Business Machines Corp.

Home Depot, Inc.                  Wal-Mart Stores, Inc.

General Motors Corp.              Vodafone Group PLC sponsored ADR

Allstate Corp.                    Home Depot, Inc.

TOP TEN EQUITY HOLDINGS - DESTINY II
AS OF MARCH 31, 1998              AS OF SEPTEMBER 30, 1997

Fannie Mae                        Fannie Mae

Philip Morris Companies, Inc.     Philip Morris Companies, Inc.

Fleet Financial Group, Inc.       Fleet Financial Group, Inc.

Columbia/HCA Healthcare Corp.     Columbia/HCA Healthcare Corp.

Freddie Mac                       General Motors Corp.

Wal-Mart Stores, Inc.             Freddie Mac

Tyco International Ltd.           International Business Machines Corp.

Vodafone Group PLC sponsored ADR  Wal-Mart Stores, Inc.

Lowe's Companies, Inc.            Home Depot, Inc.

Home Depot, Inc.                  Vodafone Group PLC sponsored ADR

TOP FIVE MARKET SECTORS - DESTINY I

AS OF MARCH 31, 1998  % OF FUND'S INVESTMENTS  AS OF SEPTEMBER 30, 1997  % OF FUND'S INVESTMENTS

Finance                21.4%                   Finance                    20.0%

Technology             10.2%                   Technology                 13.5%

Utilities              9.2%                    Retail & Wholesale         7.8%

Retail & Wholesale     8.8%                    Nondurables                6.6%

Health                 7.8%                    Utilities                  6.6%


TOP FIVE MARKET SECTORS - DESTINY II

AS OF MARCH 31, 1998  % OF FUND'S INVESTMENTS  AS OF SEPTEMBER 30, 1997  % OF FUND'S INVESTMENTS

Finance                20.0%                   Finance                    18.2%

Technology             10.1%                   Technology                 13.4%

Retail & Wholesale     9.5%                    Retail & Wholesale         8.0%

Utilities              9.2%                    Health                     7.1%

Health                 8.7%                    Utilities                  6.6%


FIDELITY DESTINY PORTFOLIOS: DESTINY I
INVESTMENTS MARCH 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 86.6%
  VALUE
 SHARES (NOTE 1)
AEROSPACE & DEFENSE - 0.3%
AEROSPACE & DEFENSE - 0.0%
Gulfstream Aerospace Corp. (a)  66,600 $ 2,888,775
DEFENSE ELECTRONICS - 0.3%
Raytheon Co.:
 Class A  71,316  4,056,098
 Class B  249,400  14,558,725
  18,614,823
TOTAL AEROSPACE & DEFENSE   21,503,598
BASIC INDUSTRIES - 3.3%
CHEMICALS & PLASTICS - 1.9%
Air Products & Chemicals, Inc.   84,500  7,002,938
Cabot Corp.   20,000  737,500
Dow Chemical Co.   26,400  2,567,400
du Pont (E.I.) de Nemours & Co.   884,200  60,125,600
Raychem Corp.   819,600  34,064,625
Union Carbide Corp.   396,700  19,884,588
  124,382,651
PACKAGING & CONTAINERS - 1.0%
Bemis Co., Inc.   44,100  1,990,013
Corning, Inc.   234,600  10,381,050
Owens-Illinois, Inc. (a)  1,277,600  55,256,200
  67,627,263
PAPER & FOREST PRODUCTS - 0.4%
Boise Cascade Corp.   144,300  5,203,819
Champion International Corp.   272,000  14,773,000
Georgia-Pacific Corp.   21,100  1,366,225
Willamette Industries, Inc.   102,400  3,846,400
  25,189,444
TOTAL BASIC INDUSTRIES   217,199,358
CONSTRUCTION & REAL ESTATE - 1.5%
BUILDING MATERIALS - 0.2%
Armstrong World Industries, Inc.   47,200  4,085,750
Owens-Corning  166,600  5,987,188
Sherwin-Williams Co.   167,300  5,939,150
  16,012,088
CONSTRUCTION - 0.8%
Centex Corp.   217,000  8,273,125
D.R. Horton, Inc.   311,180  6,612,575
Fleetwood Enterprises, Inc.   513,507  23,910,170
Kaufman & Broad Home Corp.   470,700  15,327,169
U.S. Home Corp. (a)  34,300  1,571,369
  55,694,408

  VALUE
 SHARES (NOTE 1)
ENGINEERING - 0.5%
Fluor Corp.   581,100 $ 28,909,725
TOTAL CONSTRUCTION & REAL ESTATE   100,616,221
DURABLES - 4.8%
AUTOS, TIRES, & ACCESSORIES - 2.6%
Cummins Engine Co., Inc.   202,200  11,146,275
Discount Auto Parts, Inc. (a)  248,300  6,021,275
General Motors Corp.   1,718,107  115,864,841
Goodyear Tire & Rubber Co.   174,800  13,241,100
Magna International, Inc. Class A  250,700  19,573,936
Superior Industries International, Inc.   258,800  8,588,925
  174,436,352
CONSUMER DURABLES - 0.2%
Minnesota Mining & Manufacturing Co.   167,100  15,237,431
CONSUMER ELECTRONICS - 1.3%
Maytag Co.   128,100  6,124,781
Newell Co.   150,800  7,304,375
Philips Electronics NV  628,500  46,155,469
Philips Electronics NV (Bearer)  311,900  22,914,552
Whirlpool Corp.   96,600  6,623,138
  89,122,315
HOME FURNISHINGS - 0.0%
HON Industries, Inc.   8,400  308,700
TEXTILES & APPAREL - 0.7%
Burlington Industries, Inc. (a)  315,800  5,546,238
Jones Apparel Group, Inc. (a)  103,200  5,682,450
Liz Claiborne, Inc.   434,200  21,655,725
NIKE, Inc. Class B  151,200  6,690,600
Reebok International Ltd. (a)  8,300  253,150
Warnaco Group, Inc. Class A  56,800  2,229,400
  42,057,563
TOTAL DURABLES   321,162,361
ENERGY - 6.6%
ENERGY SERVICES - 0.3%
McDermott International, Inc.   466,400  19,268,150
Schlumberger Ltd.   26,300  1,992,225
Weatherford Enterra, Inc. (a)  1,000  42,438
  21,302,813
OIL & GAS - 6.3%
Amerada Hess Corp.   515,500  30,060,094
Amoco Corp.   31,800  2,746,725
Apache Corp.   129,700  4,766,475
Atlantic Richfield Co.   135,000  10,614,375
British Petroleum PLC ADR  826,658  71,144,254
COMMON STOCKS - CONTINUED
  VALUE
 SHARES (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Burlington Resources, Inc.  1,126,722 $ 54,012,236
Chevron Corp.   176,700  14,191,219
Cooper Cameron Corp. (a)  31,700  1,913,888
Elf Aquitaine SA sponsored ADR  107,764  6,977,719
Enron Oil & Gas Co.   43,600  1,000,075
Kerr-McGee Corp.   170,700  11,874,319
Occidental Petroleum Corp.   1,721,400  50,458,538
Royal Dutch Petroleum Co.   1,629,500  92,575,969
Santa Fe Energy Resources, Inc.   267,900  2,946,900
Tosco Corp.   1,034,100  36,452,025
Total SA:
 Class B  67,156  8,071,935
 sponsored ADR  156,636  9,407,950
USX-Marathon Group   112,800  4,244,100
Unocal Corp.   147,400  5,702,538
Valero Energy Corp.   92,100  3,073,838
  422,235,172
TOTAL ENERGY   443,537,985
FINANCE - 21.4%
BANKS - 1.6%
Credit Suisse Group (Reg.)  201,400  40,319,659
NationsBank Corp.   307,400  22,420,988
Providian Financial Corp.   500,100  28,724,494
Wells Fargo & Co.   43,000  14,243,750
  105,708,891
CREDIT & OTHER FINANCE - 3.9%
CIT Group, Inc. Class A  127,700  4,166,213
Fleet Financial Group, Inc.   2,820,530  239,921,333
Green Tree Financial Corp.   325,800  9,264,938
Money Store, Inc. (The)  100,400  3,206,525
Transamerica Corp.   16,500  1,922,250
  258,481,259
FEDERAL SPONSORED CREDIT - 9.7%
Fannie Mae  7,375,200  466,481,372
Freddie Mac  3,970,400  188,345,850
  654,827,222
INSURANCE - 5.8%
AFLAC, Inc.   202,200  12,789,150
Allmerica Financial Corp.   235,200  15,023,400
Allstate Corp.   1,119,490  102,923,112
American International Group, Inc.   655,050  82,495,359
CIGNA Corp.   200,100  41,020,500

  VALUE
 SHARES (NOTE 1)
General Re Corp.   94,700 $ 20,893,188
Loews Corp.   191,000  19,911,750
MBIA, Inc.   105,700  8,191,750
MGIC Investment Corp.   465,400  30,570,963
Nationwide Financial Services, Inc. Class A  16,500  715,688
PMI Group, Inc.   202,400  16,343,800
Provident Companies, Inc.   25,600  878,400
Reliastar Financial Corp.   119,981  5,526,625
Torchmark Corp.   521,300  23,882,056
Travelers Property Casualty Corp. Class A  154,300  6,789,200
UNUM Corp.   44,000  2,428,250
  390,383,191
SAVINGS & LOANS - 0.2%
Golden West Financial Corp.   122,850  11,770,566
SECURITIES INDUSTRY - 0.2%
Nomura Securities Co. Ltd.   652,000  7,430,544
United Asset Management Corp.   253,300  6,902,425
Waddell & Reed Financial, Inc. Class A (a)  9,500  247,000
  14,579,969
TOTAL FINANCE   1,435,751,098
HEALTH - 7.8%
DRUGS & PHARMACEUTICALS - 3.3%
Astra AB Class A Free shares  1,407,700  28,999,738
American Home Products Corp.   554,100  52,847,288
Amgen, Inc.   652,300  39,708,763
Gilead Sciences, Inc. (a)  12,400  446,400
Merck & Co., Inc.   150,100  19,269,088
Novartis AG (Reg.)  15,900  28,157,663
Schering-Plough Corp.   624,300  50,997,506
Sepracor, Inc. (a)  39,500  1,683,688
  222,110,134
MEDICAL EQUIPMENT & SUPPLIES - 0.8%
AmeriSource Health Corp. Class A  15,700  943,963
Allegiance Corp.   23,620  934,466
Bard (C.R.), Inc.   131,000  4,814,250
Baxter International, Inc.   85,100  4,691,138
Biomet, Inc.   409,800  12,294,000
Boston Scientific Corp. (a)  107,800  7,276,500
Johnson & Johnson  60,000  4,398,750
St. Jude Medical, Inc. (a)  488,112  16,321,245
Sofamor/Danek Group, Inc. (a)  44,200  3,768,050
  55,442,362
MEDICAL FACILITIES MANAGEMENT - 3.7%
Columbia/HCA Healthcare Corp.   4,928,087  158,930,806
Humana, Inc. (a)  1,114,300  27,648,569
COMMON STOCKS - CONTINUED
  VALUE
 SHARES (NOTE 1)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - CONTINUED
Tenet Healthcare Corp. (a)   682,800 $ 24,794,175
United HealthCare Corp.   511,900  33,145,525
  244,519,075
TOTAL HEALTH   522,071,571
HOLDING COMPANIES - 0.1%
U.S. Industries, Inc.   293,550  8,824,847
INDUSTRIAL MACHINERY & EQUIPMENT - 2.3%
ELECTRICAL EQUIPMENT - 1.6%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA sponsored ADR  27,700  1,052,600
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  246,600  46,333,239
Emerson Electric Co.   181,500  11,831,531
General Electric Co.   467,800  40,318,513
Grainger (W.W.), Inc.   39,500  4,061,094
Scientific-Atlanta, Inc.   235,800  4,612,838
  108,209,815
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
Caterpillar, Inc.   316,900  17,449,306
Tyco International Ltd.   355,200  19,402,800
Ultratech Stepper, Inc. (a)  270,900  5,519,588
United States Filter Corp. (a)  174,600  6,132,825
  48,504,519
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   156,714,334
MEDIA & LEISURE - 3.3%
BROADCASTING - 0.9%
CBS Corp.   346,400  11,755,950
Comcast Corp.:
 Class A  41,700  1,446,469
 Class A special  81,700  2,885,031
Cox Communications, Inc. Class A (a) 81,500 3,423,000 Tele-Communications, Inc.: (a)
 (TCI Group), Series A   174,621  5,429,622
 (TCI Ventures Group), Series A   953,158  16,739,837
Time Warner, Inc.   247,000  17,784,000
  59,463,909
ENTERTAINMENT - 0.6%
Cedar Fair LP (depositary unit)   35,600  979,000
Disney (Walt) Co.   26,100  2,786,175
King World Productions, Inc.   156,400  4,574,700
Royal Caribbean Cruises Ltd.   223,600  15,665,975

  VALUE
 SHARES (NOTE 1)
Viacom, Inc. (a):
 Class A   111,100 $ 5,902,188
 Class B (non-vtg.)   153,300  8,239,875
  38,147,913
LEISURE DURABLES & TOYS - 0.0%
Nintendo Co. Ltd. Ord.   34,400  2,871,637
LODGING & GAMING - 0.8%
Circus Circus Enterprises, Inc. (a)  517,300  10,863,300
Mirage Resorts, Inc. (a)  612,400  14,888,975
Promus Hotel Corp. (a)  206,700  9,869,925
Sun International Hotels Ltd. Ord. (a)  336,900  15,960,638
  51,582,838
PUBLISHING - 0.4%
Cognizant Corp.   154,300  8,852,963
US WEST Media Group (a)  466,800  16,221,300
  25,074,263
RESTAURANTS - 0.6%
McDonald's Corp.   394,800  23,688,000
Papa John's International, Inc. (a)  108,200  4,152,175
Wendy's International, Inc.   719,300  16,049,381
  43,889,556
TOTAL MEDIA & LEISURE   221,030,116
NONDURABLES - 5.2%
BEVERAGES - 0.1%
PepsiCo, Inc.   72,000  3,073,500
TOBACCO - 5.1%
Philip Morris Companies, Inc.   7,804,400  325,345,925
RJR Nabisco Holdings Corp.   403,498  12,634,531
UST, Inc.   145,600  4,695,600
  342,676,056
TOTAL NONDURABLES   345,749,556
PRECIOUS METALS - 0.1%
Newmont Mining Corp.   124,206  3,796,046
RETAIL & WHOLESALE - 8.8%
APPAREL STORES - 0.4%
Columbia Sportswear Co.   2,000  42,250
Gap, Inc.   199,200  8,964,000
TJX Companies, Inc.   426,650  19,305,913
  28,312,163
GENERAL MERCHANDISE STORES - 3.0%
Federated Department Stores, Inc. (a)  586,173  30,371,089
Penney (J.C.) Co., Inc.   222,400  16,832,900
COMMON STOCKS - CONTINUED
  VALUE
 SHARES (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - CONTINUED
Proffitts, Inc. (a)  173,600 $ 6,293,000
Wal-Mart Stores, Inc.   2,945,200  149,652,975
  203,149,964
GROCERY STORES - 0.3%
Safeway, Inc. (a)  570,000  21,054,375
RETAIL & WHOLESALE, MISCELLANEOUS - 5.1%
Circuit City Stores, Inc. - Circuit City Group 1,234,400 52,770,600 Corporate Express, Inc. (a) 256,900 2,560,972
Home Depot, Inc.   1,833,650  123,656,772
Lowe's Companies, Inc.   1,371,700  96,276,194
Officemax, Inc. (a)  754,850  13,492,944
Office Depot, Inc. (a)  233,500  7,267,688
Rex Stores Corp. (a)  88,100  1,299,475
Staples, Inc. (a)  495,550  11,490,566
Toys "R" Us, Inc. (a)  383,000  11,513,938
U.S. Office Products Co. (a)  543,850  10,333,150
Viking Office Products, Inc. (a)  309,700  7,200,525
  337,862,824
TOTAL RETAIL & WHOLESALE   590,379,326
SERVICES - 1.1%
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc.   49,950  3,103,144
LEASING & RENTAL - 0.0%
Republic Industries, Inc. (a)  106,900  2,759,356
PRINTING - 0.0%
Donnelley (R.R.) & Sons Co.   23,200  952,650
SERVICES - 1.0%
AccuStaff, Inc. (a)  421,100  14,527,950
Cendant Corp. (a)  1,144,855  45,364,879
Medpartners, Inc. (a)  333,600  3,419,400
Reuters Group PLC ADR  87,273  5,634,563
  68,946,792
TOTAL SERVICES   75,761,942
TECHNOLOGY - 10.2%
COMMUNICATIONS EQUIPMENT - 0.1%
Andrew Corp. (a)  39,300  778,631
3Com Corp. (a)  169,100  6,077,031
  6,855,662
COMPUTER SERVICES & SOFTWARE - 2.8%
Automatic Data Processing, Inc.   301,400  20,514,038
Black Box Corp. (a)  59,500  2,194,063

  VALUE
 SHARES (NOTE 1)
Ceridian Corp. (a)  393,600 $ 21,229,800
CompUSA, Inc. (a)  172,300  4,479,800
E Trade Group, Inc. (a)  221,300  5,518,669
Electronic Data Systems Corp.   616,400  28,277,350
Electronics for Imaging, Inc. (a)  436,200  11,341,200
First Data Corp.   526,400  17,108,000
Microsoft Corp. (a)  398,000  35,621,000
Oracle Corp. (a)  615,050  19,412,516
Policy Management Systems Corp. (a)  316,900  25,451,031
Shared Medical Systems Corp.   3,700  289,988
  191,437,455
COMPUTERS & OFFICE EQUIPMENT - 2.3%
Adaptec, Inc. (a)  183,300  3,597,263
Compaq Computer Corp.   1,237,400  32,017,725
Hewlett-Packard Co.   243,500  15,431,813
Ingram Micro, Inc. Class A (a)  76,900  2,854,913
International Business Machines Corp.   310,100  32,211,638
Quantum Corp. (a)  39,700  846,106
SCI Systems, Inc. (a)  1,185,100  42,219,188
Seagate Technology (a)  284,500  7,183,625
Tech Data Corp. (a)  361,700  13,925,450
Western Digital Corp. (a)  108,500  1,905,531
  152,193,252
ELECTRONIC INSTRUMENTS - 0.7%
Applied Materials, Inc. (a)  41,400  1,461,938
Cognex Corp. (a)  133,300  2,849,288
KLA-Tencor Corp. (a)  48,400  1,851,300
Lam Research Corp. (a)  551,000  15,496,875
Novellus Systems, Inc. (a)  205,500  8,887,875
Teradyne, Inc. (a)  25,900  1,037,619
Thermo Electron Corp. (a)  288,300  11,640,113
Varian Associates, Inc.   94,800  5,249,550
  48,474,558
ELECTRONICS - 4.3%
Altera Corp. (a)  169,200  6,387,300
AMP, Inc.   598,900  26,239,306
Intel Corp.   649,500  50,701,594
International Rectifier Corp. (a)  105,100  1,234,925
Methode Electronics, Inc. Class A 1,325,500 19,799,656 Micrel, Inc. (a) 84,800 3,217,100
Microchip Technology, Inc. (a)  453,800  9,529,800
Micron Technology, Inc. (a)  1,461,500  42,474,844
Molex, Inc.   261,081  7,000,234
Motorola, Inc.   550,200  33,355,875
Solectron Corp. (a)  1,745,900  73,764,275
Thomas & Betts Corp.   187,600  12,006,400
Uniphase Corp. (a)  11,600  487,925
  286,199,234
COMMON STOCKS - CONTINUED
  VALUE
 SHARES (NOTE 1)
TECHNOLOGY - CONTINUED
PHOTOGRAPHIC EQUIPMENT - 0.0%
Polaroid Corp.   26,700 $ 1,174,800
TOTAL TECHNOLOGY   686,334,961
TRANSPORTATION - 0.6%
AIR TRANSPORTATION - 0.0%
Northwest Airlines Corp. Class A (a)  33,100  2,041,856
RAILROADS - 0.5%
Bombardier, Inc. Class B  307,700  7,596,327
CSX Corp.   396,600  23,597,700
  31,194,027
SHIPPING - 0.1%
Stolt-Nielsen SA Class B sponsored ADR 137,600 2,734,800 Stolt-Nielsen SA 58,900 1,178,000
  3,912,800
TRUCKING & FREIGHT - 0.0%
Yellow Corp. (a)  167,400  3,201,525
TOTAL TRANSPORTATION   40,350,208
UTILITIES - 9.2%
CELLULAR - 2.9%
AirTouch Communications, Inc. (a)  1,172,400  57,374,325
Century Telephone Enterprises, Inc.   30,700  1,876,538
Vodafone Group PLC sponsored ADR  1,302,880  135,336,660
  194,587,523
ELECTRIC UTILITY - 0.5%
American Electric Power Co., Inc.   286,400  14,391,600
Consolidated Edison, Inc.   22,400  1,047,200
Entergy Corp.   277,400  8,252,650
Houston Industries, Inc.   127,400  3,662,750
Niagara Mohawk Power Corp. (a)  142,600  1,853,800
PG&E Corp.   131,126  4,327,158
  33,535,158
GAS - 0.0%
Enron Corp.   58,700  2,722,213
TELEPHONE SERVICES - 5.8%
AT&T Corp.   229,800  15,080,625
Ameritech Corp.   514,400  25,430,650
Bell Atlantic Corp.   344,611  35,322,628
BellSouth Corp.   513,100  34,666,319
Deutsche Telekom AG  143,600  3,124,443
EXCEL Communications, Inc. (a)  49,100  1,156,919
LCI International, Inc. (a)  112,200  4,319,700
MCI Communications Corp.   2,013,200  99,653,400
Qwest Communications International, Inc.   102,400  3,980,800

  VALUE
 SHARES (NOTE 1)
SBC Communications, Inc.   644,200 $ 28,103,225
Sprint Corp.   1,023,500  69,278,156
Telebras sponsored ADR  442,300  57,416,069
WorldCom, Inc. (a)  282,000  12,143,625
  389,676,559
TOTAL UTILITIES   620,521,453
TOTAL COMMON STOCKS
 (Cost $3,186,343,255)   5,811,304,981
U.S. TREASURY OBLIGATIONS - 10.3%
 PRINCIPAL
 AMOUNT
8 1/8%, 8/15/19 $ 401,000,000  501,687,090
stripped principal:
 0%, 2/15/19  115,000,000  32,737,050
 0%, 8/15/19  100,000,000  27,624,000
 0%, 8/15/20  392,000,000  101,849,440
 0%, 8/15/21  130,000,000  31,801,900
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $583,275,485)   695,699,480
CASH EQUIVALENTS - 3.1%
 SHARES
Taxable Central Cash Fund
 (Cost $206,600,371) (b)  206,600,371  206,600,371
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $3,976,219,111)  $ 6,713,604,832
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.63%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At March 31, 1998, the aggregate cost of investment securities for income tax purposes was $3,976,708,027. Net unrealized appreciation $2,736,896,805, of which $2,790,738,562 related to appreciated investment securities and $53,841,757 related to depreciated investment securities.
FIDELITY DESTINY PORTFOLIOS: DESTINY I

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 MARCH 31, 1998 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $3,976,219,111) - See accompanying schedule                      $ 6,713,604,832

Receivable for investments sold                                                                           28,725,252

Receivable for fund shares sold                                                                           918,525

Dividends receivable                                                                                      9,090,550

Interest receivable                                                                                       5,173,464

Other receivables                                                                                         72,277

 TOTAL ASSETS                                                                                             6,757,584,900

LIABILITIES

Payable for investments purchased                                                           $ 39,131,026

Payable for fund shares redeemed                                                            1,393,115

Accrued management fee                                                                      1,735,803

Other payables and accrued expenses                                                         329,905

 TOTAL LIABILITIES                                                                                          42,589,849

NET ASSETS                                                                                                 $ 6,714,995,051

Net Assets consist of:

Paid in capital                                                                                            $ 3,682,864,658

Undistributed net investment income                                                                        30,361,662

Accumulated undistributed net realized gain (loss) on investments and foreign currency
transactions                                                                                                264,405,175

Net unrealized appreciation (depreciation) on investments and assets and liabilities in
foreign currencies                                                                                          2,737,363,556

NET ASSETS, for 257,461,913 shares outstanding                                                             $ 6,714,995,051

NET ASSET VALUE, offering price and redemption price per share ($6,714,995,051 (divided
by) 257,461,913 shares)                                                                                     $26.08


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                               $ 35,259,053
Dividends

Interest                                                                         29,511,681

 TOTAL INCOME                                                                    64,770,734

EXPENSES

Management fee                                                    $ 14,333,495
Basic fee

 Performance adjustment                                            (4,665,636)

Transfer agent fees                                                181,799

Accounting fees and expenses                                       408,807

Non-interested trustees' compensation                              20,245

Custodian fees and expenses                                        97,148

Registration fees                                                  9,797

Audit                                                              37,722

Legal                                                              13,913

Miscellaneous                                                      23,075

 Total expenses before reductions                                  10,460,365

 Expense reductions                                                (20,223)      10,440,142

NET INVESTMENT INCOME                                                            54,330,592

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                             295,947,430

 Foreign currency transactions                                     (8,420)       295,939,010

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                             549,262,323

 Assets and liabilities in foreign currencies                      (19,283)      549,243,040

NET GAIN (LOSS)                                                                  845,182,050

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ 899,512,642


STATEMENT OF CHANGES IN NET ASSETS

                                                                                         SIX MONTHS ENDED  YEAR ENDED
                                                                                         MARCH 31, 1998    SEPTEMBER 30,
                                                                                         (UNAUDITED)       1997

INCREASE (DECREASE) IN NET ASSETS

Operations                                                                               $ 54,330,592      $ 115,717,638
Net investment income

 Net realized gain (loss)                                                                 295,939,010       475,671,787

 Change in net unrealized appreciation (depreciation)                                     549,243,040       1,031,114,903

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          899,512,642       1,622,504,328

Distributions to shareholders                                                             (111,209,794)     (100,379,101)
From net investment income

 From net realized gain                                                                   (480,404,897)     (385,905,369)

 TOTAL DISTRIBUTIONS                                                                      (591,614,691)     (486,284,470)

Share transactions                                                                        89,665,582        145,821,046
Net proceeds from sales of shares

 Reinvestment of distributions                                                            531,084,014       455,487,338

 Cost of shares redeemed                                                                 (174,394,718)     (342,267,830)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                  446,354,878       259,040,554

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                 754,252,829       1,395,260,412

NET ASSETS

 Beginning of period                                                                      5,960,742,222     4,565,481,810

 End of period (including undistributed net investment income of $30,361,662 and
$89,779,250,                                                                             $ 6,714,995,051   $ 5,960,742,222
respectively)

OTHER INFORMATION
Shares

 Sold                                                                                     3,607,193         6,693,954

 Issued in reinvestment of distributions                                                  23,221,862        22,797,165

 Redeemed                                                                                 (6,999,570)       (15,580,927)

 Net increase (decrease)                                                                  19,829,485        13,910,192


FINANCIAL HIGHLIGHTS

     SIX MONTHS      YEARS ENDED SEPTEMBER 30,                    THREE MONTHS   YEAR ENDED
     ENDED                                                        ENDED          JUNE 30,
     MARCH 31, 1998                                               SEPTEMBER 30,

     (UNAUDITED)     1997                       1996  1995  1994  1993           1993



SELECTED PER-SHARE DATA

Net asset value, beginning of period            $ 25.08   $ 20.41    $ 18.78  $ 17.70  $ 16.86  $ 17.22   $ 16.54

Income from Investment Operations

 Net investment income                           .22 D     .49 D      .45      .41      .30      .04       .26

 Net realized and unrealized gain (loss)         3.28      6.36       2.42     3.54     1.69     .75       3.16

 Total from investment operations                3.50      6.85       2.87     3.95     1.99     .79       3.42

Less Distributions

 From net investment income                      (.47)     (.45)      (.43)    (.34)    (.11)    (.14)     (.30)

 From net realized gain                          (2.03)    (1.73)     (.81)    (2.53)   (1.04)   (1.01)    (2.44)

 Total distributions                             (2.50)    (2.18)     (1.24)   (2.87)   (1.15)   (1.15)    (2.74)

Net asset value, end of period                  $ 26.08   $ 25.08    $ 20.41  $ 18.78  $ 17.70  $ 16.86   $ 17.22

TOTAL RETURN C                                   15.35%    36.29% B   16.04%   27.49%   12.30%   4.77%     23.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)         $ 6,715   $ 5,961    $ 4,565  $ 4,053  $ 3,273  $ 2,973   $ 2,869

Ratio of expenses to average net assets          .34% A    .39%       .65%     .68%     .70%     .65% A    .66%

Ratio of expenses to average net assets after    .34% A    .38% E     .65%     .68%     .70%     .65% A    .66%
expense reductions

Ratio of net investment income to average        1.77% A   2.20%      2.40%    2.35%    1.69%    1.11% A   1.83%
net assets

Portfolio turnover rate                          30% A     32%        42%      55%      77%      82% A     75%

Average commission rate F                       $ .0467   $ .0478     .0175


A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES CHARGE AND CUSTODIAN FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FIDELITY DESTINY PORTFOLIOS: DESTINY II
INVESTMENTS MARCH 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 85.7%
  VALUE
 SHARES (NOTE 1)
AEROSPACE & DEFENSE - 0.5%
AEROSPACE & DEFENSE - 0.0%
Gulfstream Aerospace Corp. (a)  37,200 $ 1,613,550
DEFENSE ELECTRONICS - 0.5%
Raytheon Co.:
 Class A  72,648  4,131,855
 Class B  273,500  15,965,563
  20,097,418
TOTAL AEROSPACE & DEFENSE   21,710,968
BASIC INDUSTRIES - 2.9%
CHEMICALS & PLASTICS - 1.7%
Air Products & Chemicals, Inc.   45,500  3,770,813
Dow Chemical Co.   16,000  1,556,000
du Pont (E.I.) de Nemours & Co.   519,900  35,353,200
Raychem Corp.   474,200  19,708,938
Union Carbide Corp.   215,400  10,796,925
  71,185,876
PACKAGING & CONTAINERS - 0.9%
Bemis Co., Inc.   26,700  1,204,838
Corning, Inc.   142,400  6,301,200
Owens-Illinois, Inc. (a)  691,200  29,894,400
  37,400,438
PAPER & FOREST PRODUCTS - 0.3%
Boise Cascade Corp.   68,700  2,477,494
Champion International Corp.   132,600  7,201,838
Georgia Pacific Corp.   20,000  1,295,000
Georgia Pacific Corp. (Timber Group)  20,000  513,750
Willamette Industries, Inc.   88,000  3,305,500
  14,793,582
TOTAL BASIC INDUSTRIES   123,379,896
CONSTRUCTION & REAL ESTATE - 1.4%
CONSTRUCTION - 0.9%
Centex Corp.   117,400  4,475,875
D.R. Horton, Inc.   373,436  7,935,515
Fleetwood Enterprises, Inc.   360,841  16,801,659
Kaufman & Broad Home Corp.   283,600  9,234,725
U.S. Home Corp. (a)  18,300  838,369
  39,286,143
ENGINEERING - 0.5%
Fluor Corp.   427,200  21,253,200
TOTAL CONSTRUCTION & REAL ESTATE   60,539,343

  VALUE
 SHARES (NOTE 1)
DURABLES - 4.3%
AUTOS, TIRES, & ACCESSORIES - 2.4%
Cummins Engine Co., Inc.   107,300 $ 5,914,913
Discount Auto Parts, Inc. (a)  181,900  4,411,075
General Motors Corp.   1,028,921  69,387,860
Goodyear Tire & Rubber Co.   68,700  5,204,025
Magna International, Inc. Class A  143,000  11,165,029
Superior Industries International, Inc.   131,300  4,357,519
  100,440,421
CONSUMER DURABLES - 0.3%
Minnesota Mining & Manufacturing Co.   153,700  14,015,519
CONSUMER ELECTRONICS - 0.9%
Newell Co.   82,100  3,976,719
Philips Electronics NV  261,800  19,225,938
Philips Electronics NV (Bearer)  210,700  15,479,628
  38,682,285
HOME FURNISHINGS - 0.0%
HON Industries, Inc.   5,200  191,100
TEXTILES & APPAREL - 0.7%
Burlington Industries, Inc. (a)  150,300  2,639,644
Jones Apparel Group, Inc. (a)  64,500  3,551,531
Liz Claiborne, Inc.   373,100  18,608,363
NIKE, Inc. Class B  109,300  4,836,525
Reebok International Ltd. (a)  5,900  179,950
Warnaco Group, Inc. Class A  35,500  1,393,375
  31,209,388
TOTAL DURABLES   184,538,713
ENERGY - 5.3%
ENERGY SERVICES - 0.3%
McDermott International, Inc.   279,400  11,542,713
Schlumberger Ltd.   16,600  1,257,450
  12,800,163
OIL & GAS - 5.0%
Amerada Hess Corp.   150,800  8,793,525
Amoco Corp.   19,800  1,710,225
Apache Corp.   16,100  591,675
Atlantic Richfield Co.   73,100  5,747,488
British Petroleum PLC ADR  323,623  27,851,804
Burlington Resources, Inc.   617,905  29,620,821
Chevron Corp.   47,800  3,838,938
Cooper Cameron Corp. (a)  7,300  440,738
Elf Aquitaine SA sponsored ADR  57,344  3,713,024
Enron Oil & Gas Co.   25,200  578,025
Kerr-McGee Corp.   52,600  3,658,988
COMMON STOCKS - CONTINUED
  VALUE
 SHARES (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Occidental Petroleum Corp.   1,135,900 $ 33,296,069
Royal Dutch Petroleum Co.   955,400  54,278,663
Santa Fe Energy Resources, Inc.   129,800  1,427,800
Tosco Corp.   648,100  22,845,525
Total SA:
 Class B  37,456  4,502,090
 sponsored ADR  84,904  5,099,547
USX-Marathon Group   8,100  304,763
Valero Energy Corp.   76,600  2,556,525
  210,856,233
TOTAL ENERGY   223,656,396
FINANCE - 20.0%
BANKS - 1.8%
Credit Suisse Group (Reg.)  120,200  24,063,669
NationsBank Corp.   180,500  13,165,219
Providian Financial Corp.   353,800  20,321,388
Wells Fargo & Co.   56,400  18,682,500
  76,232,776
CREDIT & OTHER FINANCE - 3.4%
CIT Group, Inc. Class A  78,100  2,548,013
Fleet Financial Group, Inc.   1,555,716  132,333,092
Green Tree Financial Corp.   164,900  4,689,344
Money Store, Inc. (The)  61,700  1,970,544
Transamerica Corp.   10,300  1,199,950
  142,740,943
FEDERAL SPONSORED CREDIT - 8.9%
Fannie Mae  4,282,500  270,868,095
Freddie Mac  2,254,100  106,928,869
  377,796,964
INSURANCE - 5.5%
AFLAC, Inc.   121,150  7,662,738
Allmerica Financial Corp.   120,200  7,677,775
Allstate Corp.   603,545  55,488,418
American International Group, Inc.   376,925  47,468,992
CIGNA Corp.   143,500  29,417,500
General Re Corp.   50,800  11,207,750
Loews Corp.   126,600  13,198,050
MBIA, Inc.   43,900  3,402,250
MGIC Investment Corp.   274,500  18,031,219
Nationwide Financial Services, Inc. Class A  9,700  420,738
PMI Group, Inc.   191,900  15,495,925
Provident Companies, Inc.   24,700  847,519

  VALUE
 SHARES (NOTE 1)
Reliastar Financial Corp.   72,549 $ 3,341,788
Torchmark Corp.   300,300  13,757,494
Travelers Property Casualty Corp. Class A  91,200  4,012,800
UNUM Corp.   25,600  1,412,800
  232,843,756
SAVINGS & LOANS - 0.2%
Golden West Financial Corp.   97,200  9,312,975
SECURITIES INDUSTRY - 0.2%
Nomura Securities Co. Ltd.   408,000  4,649,788
United Asset Management Corp.   104,500  2,847,625
Waddell & Reed Financial, Inc. Class A (a)  6,000  156,000
  7,653,413
TOTAL FINANCE   846,580,827
HEALTH - 8.7%
DRUGS & PHARMACEUTICALS - 3.0%
American Home Products Corp.   394,300  37,606,363
Amgen, Inc.   116,100  7,067,588
Astra AB Class A Free shares  954,000  19,653,157
Gilead Sciences, Inc. (a)  7,500  270,000
Merck & Co., Inc.   90,400  11,605,100
Novartis AG (Reg.)  11,306  20,022,047
Schering-Plough Corp.   371,900  30,379,581
Sepracor, Inc. (a)  24,100  1,027,263
  127,631,099
MEDICAL EQUIPMENT & SUPPLIES - 1.1%
Allegiance Corp.   22,500  890,156
Bard (C.R.), Inc.   77,500  2,848,125
Baxter International, Inc.   67,000  3,693,375
Biomet, Inc.   221,700  6,651,000
Boston Scientific Corp. (a)  250,200  16,888,500
Johnson & Johnson  34,900  2,558,606
St. Jude Medical, Inc. (a)  305,207  10,205,359
Sofamor/Danek Group, Inc. (a)  27,200  2,318,800
  46,053,921
MEDICAL FACILITIES MANAGEMENT - 4.6%
Columbia/HCA Healthcare Corp.   3,798,060  122,487,435
Humana, Inc. (a)  994,700  24,680,994
Tenet Healthcare Corp. (a)   570,100  20,701,756
United HealthCare Corp.   439,800  28,477,050
  196,347,235
TOTAL HEALTH   370,032,255
HOLDING COMPANIES - 0.1%
U.S. Industries, Inc.   150,550  4,525,909
COMMON STOCKS - CONTINUED
  VALUE
 SHARES (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 3.8%
ELECTRICAL EQUIPMENT - 1.4%
Alcatel Alsthom Compagnie Generale
d'Electricite SA sponsored ADR  16,200 $ 615,600
Alcatel Alsthom Compagnie Generale
d'Electricite SA  144,900  27,225,005
Emerson Electric Co.   76,600  4,993,363
General Electric Co.   260,600  22,460,463
Grainger (W.W.), Inc.   23,700  2,436,656
Scientific-Atlanta, Inc.   124,600  2,437,488
  60,168,575
INDUSTRIAL MACHINERY & EQUIPMENT - 2.4%
Caterpillar, Inc.   211,900  11,667,744
Tyco International Ltd.   1,559,600  85,193,150
Ultratech Stepper, Inc. (a)  248,000  5,053,000
  101,913,894
POLLUTION CONTROL - 0.0%
Browning-Ferris Industries, Inc.   8,830  288,079
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   162,370,548
MEDIA & LEISURE - 3.1%
BROADCASTING - 0.9%
CBS Corp.   190,200  6,454,913
Comcast Corp.:
 Class A  25,300  877,594  Class A special  49,600  1,751,500
Cox Communications, Inc. Class A (a) 48,500 2,037,000 Tele-Communications, Inc. (a):
 (TCI Group), Series A  103,771  3,226,630
 (TCI Ventures Group), Series A 575,858 10,113,506 Telemundo Group, Inc. Class A (a) 68,000 2,847,500
Time Warner, Inc.   150,100  10,807,200
  38,115,843
ENTERTAINMENT - 0.5%
Cedar Fair LP (depositary unit)  18,600  511,500
Disney (Walt) Co.   16,100  1,718,675
King World Productions, Inc.   77,200  2,258,100
Royal Caribbean Cruises Ltd.   118,100  8,274,381
Viacom, Inc. (a):
 Class A   66,400  3,527,500
 Class B (non-vtg.)   92,100  4,950,375
  21,240,531
LEISURE DURABLES & TOYS - 0.0%
Nintendo Co. Ltd. Ord.   22,700  1,894,947

  VALUE
 SHARES (NOTE 1)
LODGING & GAMING - 0.6%
Circus Circus Enterprises, Inc. (a)  267,300 $ 5,613,300
Mirage Resorts, Inc. (a)  375,300  9,124,481
Sun International Hotels Ltd. Ord. (a)  223,700  10,597,788
  25,335,569
PUBLISHING - 0.4%
Cognizant Corp.   91,800  5,267,025
US WEST Media Group (a)  283,300  9,844,675
  15,111,700
RESTAURANTS - 0.7%
McDonald's Corp.   268,500  16,110,000
Papa John's International, Inc. (a)  30,400  1,166,600
Wendy's International, Inc.   504,000  11,245,500
  28,522,100
TOTAL MEDIA & LEISURE   130,220,690
NONDURABLES - 5.0%
BEVERAGES - 0.0%
PepsiCo, Inc.   43,400  1,852,638
TOBACCO - 5.0%
Philip Morris Companies, Inc.   4,695,800  195,756,163
RJR Nabisco Holdings Corp.   408,254  12,783,453
Standard Commercial Corp.   51,005  812,892
UST, Inc.   89,400  2,883,150
  212,235,658
TOTAL NONDURABLES   214,088,296
PRECIOUS METALS - 0.1%
Newmont Mining Corp.   84,348  2,577,886
RETAIL & WHOLESALE - 9.5%
APPAREL STORES - 0.4%
Columbia Sportswear Co.   1,300  27,463
Gap, Inc.   117,900  5,305,500
TJX Companies, Inc.   266,800  12,072,700
  17,405,663
DRUG STORES - 0.0%
CVS Corp.   23,700  1,789,350
GENERAL MERCHANDISE STORES - 3.1%
Consolidated Stores Corp.   295,000  12,666,563
Federated Department Stores, Inc. (a)  346,400  17,947,850
Penney (J.C.) Co., Inc.   139,400  10,550,838
Proffitts, Inc. (a)  163,800  5,937,750
Wal-Mart Stores, Inc.   1,679,800  85,354,838
  132,457,839
COMMON STOCKS - CONTINUED
  VALUE
 SHARES (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 0.6%
Food Lion, Inc. Class B  120,000 $ 1,316,250
Safeway, Inc. (a)  590,600  21,815,288
  23,131,538
RETAIL & WHOLESALE, MISCELLANEOUS - 5.4%
Circuit City Stores, Inc. - Circuit City Group 669,100 28,604,025 Corporate Express, Inc. (a) 150,800 1,503,288
Home Depot, Inc.   1,115,350  75,216,416
Lowe's Companies, Inc.   1,126,000  79,031,125
Officemax, Inc. (a)  558,700  9,986,763
Office Depot, Inc. (a)  132,700  4,130,288
Rex Stores Corp. (a)  37,600  554,600
Staples, Inc. (a)  327,150  7,585,791
Toys "R" Us, Inc. (a)  256,600  7,714,038
U.S. Office Products Co. (a)  452,200  8,591,800
Viking Office Products, Inc. (a)  180,200  4,189,650
  227,107,784
TOTAL RETAIL & WHOLESALE   401,892,174
SERVICES - 1.2%
ADVERTISING - 0.0%
Interpublic Group of Companies, Inc.   26,100  1,621,463
LEASING & RENTAL - 0.0%
Republic Industries, Inc. (a)  67,000  1,729,438
PRINTING - 0.0%
Donnelley (R.R.) & Sons Co.   13,900  570,769
SERVICES - 1.2%
AccuStaff, Inc. (a)  300,000  10,350,000
Cendant Corp. (a)  826,633  32,755,333
Medpartners, Inc. (a)  8,000  82,000
Reuters Group PLC ADR  52,866  3,413,161
  46,600,494
TOTAL SERVICES   50,522,164
TECHNOLOGY - 10.1%
COMMUNICATIONS EQUIPMENT - 0.1%
Andrew Corp. (a)  41,300  818,256
3Com Corp. (a)  135,400  4,865,938
  5,684,194
COMPUTER SERVICES & SOFTWARE - 2.6%
Automatic Data Processing, Inc.   162,100  11,032,931
Black Box Corp. (a)  127,800  4,712,625
Ceridian Corp. (a)  232,600  12,545,863
CompUSA, Inc. (a)  100,200  2,605,200

  VALUE
 SHARES (NOTE 1)
E Trade Group, Inc. (a)  97,800 $ 2,438,888
Electronic Data Systems Corp.   439,500  20,162,063
Electronics for Imaging, Inc. (a)  268,000  6,968,000
First Data Corp.   278,100  9,038,250
Microsoft Corp. (a)  215,000  19,242,500
Oracle Corp. (a)  270,975  8,552,648
Policy Management Systems Corp. (a)  169,800  13,637,063
Shared Medical Systems Corp.   2,300  180,263
  111,116,294
COMPUTERS & OFFICE EQUIPMENT - 2.4%
Adaptec, Inc. (a)  96,000  1,884,000
Compaq Computer Corp.   789,000  20,415,375
Hewlett-Packard Co.   160,700  10,184,363
Ingram Micro, Inc. Class A (a)  26,900  998,663
International Business Machines Corp.   204,900  21,283,988
Quantum Corp. (a)  24,100  513,631
SCI Systems, Inc. (a)  788,500  28,090,313
Seagate Technology (a)  177,000  4,469,250
Tech Data Corp. (a)  269,000  10,356,500
Western Digital Corp. (a)  65,500  1,150,344
  99,346,427
ELECTRONIC INSTRUMENTS - 0.9%
Applied Materials, Inc. (a)  25,900  914,594
Cognex Corp. (a)  77,500  1,656,563
KLA-Tencor Corp. (a)  30,100  1,151,325
Lam Research Corp. (a)  315,500  8,873,438
Novellus Systems, Inc. (a)  123,300  5,332,725
Teradyne, Inc. (a)  16,100  645,006
Thermo Electron Corp. (a)  325,200  13,129,950
Varian Associates, Inc.   111,700  6,185,388
  37,888,989
ELECTRONICS - 4.1%
Altera Corp. (a)  42,700  1,611,925
AMP, Inc.   377,200  16,526,075
Intel Corp.   419,500  32,747,219
International Rectifier Corp. (a)  165,000  1,938,750
Methode Electronics, Inc. Class A  128,350  1,917,228
Micrel, Inc. (a)  338,100  12,826,669
Microchip Technology, Inc. (a)  8,000  168,000
Micron Technology, Inc. (a)  899,500  26,141,719
Molex, Inc.   200,071  5,364,404
Motorola, Inc.   82,300  4,989,438
Solectron Corp. (a)  1,185,496  50,087,206
Thomas & Betts Corp.   280,500  17,952,000
Uniphase Corp. (a)  7,100  298,644
  172,569,277
COMMON STOCKS - CONTINUED
  VALUE
 SHARES (NOTE 1)
TECHNOLOGY - CONTINUED
PHOTOGRAPHIC EQUIPMENT - 0.0%
Polaroid Corp.   43,300 $ 1,905,200
TOTAL TECHNOLOGY   428,510,381
TRANSPORTATION - 0.5%
AIR TRANSPORTATION - 0.0%
Northwest Airlines Corp. Class A (a)  19,100  1,178,231
RAILROADS - 0.4%
Bombardier, Inc. Class B  112,000  2,764,994
CSX Corp.   213,700  12,715,150
  15,480,144
SHIPPING - 0.1%
Stolt-Nielsen SA Class B sponsored ADR  74,800  1,486,650
Stolt-Nielsen SA  53,900  1,078,000
  2,564,650
TRUCKING & FREIGHT - 0.0%
Yellow Corp. (a)  103,700  1,983,263
TOTAL TRANSPORTATION   21,206,288
UTILITIES - 9.2%
CELLULAR - 2.8%
AirTouch Communications, Inc. (a)  769,900  37,676,981
Century Telephone Enterprises, Inc.   21,100  1,289,738
Vodafone Group PLC sponsored ADR  774,100  80,409,638
  119,376,357
ELECTRIC UTILITY - 0.6%
American Electric Power Co., Inc.   223,800  11,245,950
Consolidated Edison, Inc.   13,900  649,825
Entergy Corp.   162,700  4,840,325
Houston Industries, Inc.   78,200  2,248,250
Niagara Mohawk Power Corp. (a)  85,500  1,111,500
PG&E Corp.   91,942  3,034,086
  23,129,936
GAS - 0.0%
Enron Corp.   40,500  1,878,188
TELEPHONE SERVICES - 5.8%
AT&T Corp.   132,300  8,682,188
Ameritech Corp.   274,200  13,555,763
Bell Atlantic Corp.   187,193  19,187,283
BellSouth Corp.   270,900  18,302,681
Deutsche Telekom AG  80,500  1,751,515
MCI Communications Corp.   1,351,000  66,874,500
SBC Communications, Inc.   430,200  18,767,475

  VALUE
 SHARES (NOTE 1)
Sprint Corp.   674,500 $ 45,655,219
Telebras sponsored ADR  319,700  41,501,056
WorldCom, Inc. (a)  269,100  11,588,119
  245,865,799
TOTAL UTILITIES   390,250,280
TOTAL COMMON STOCKS
 (Cost $2,147,429,376)   3,636,603,014
U.S. TREASURY OBLIGATIONS - 10.3%
 PRINCIPAL
 AMOUNT
6 1/4%, 8/15/23 $ 5,000,000  5,153,900
8 1/8%, 8/15/19  248,000,000  310,270,320
stripped principal:
 0%, 2/15/19  120,000,000  34,160,400
 0%, 8/15/19  70,000,000  19,336,800
 0%, 8/15/20  207,000,000  53,782,740
 0%, 8/15/21  60,000,000  14,677,800
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $374,142,284)   437,381,960
CASH EQUIVALENTS - 4.0%
 SHARES
Taxable Central Cash Fund
 (Cost $167,420,505) (b)  167,420,505  167,420,505
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $2,688,992,165)  $ 4,241,405,479
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.63%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At March 31, 1998, the aggregate cost of investment securities for income tax purposes was $2,689,484,777. Net unrealized appreciation $1,551,920,702 of which $1,588,360,326 related to appreciated investment securities and $36,439,624 related to depreciated investment securities.
FIDELITY DESTINY PORTFOLIOS: DESTINY II

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 MARCH 31, 1998 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $2,688,992,165) - See accompanying schedule                       $ 4,241,405,479

Receivable for investments sold                                                                             5,380,303

Receivable for fund shares sold                                                                             811,957

Dividends receivable                                                                                       5,492,823

Interest receivable                                                                                         3,440,260

Other receivables                                                                                           18,664

 TOTAL ASSETS                                                                                              4,256,549,486

LIABILITIES

Payable for investments purchased                                                            $ 16,380,106

Payable for fund shares redeemed                                                             2,445,018

Accrued management fee                                                                       1,600,448

Other payables and accrued expenses                                                          291,262

 TOTAL LIABILITIES                                                                                         20,716,834

NET ASSETS                                                                                                $ 4,235,832,652

Net Assets consist of:

Paid in capital                                                                                           $ 2,566,926,921

Undistributed net investment income                                                                        17,015,862

Accumulated undistributed net realized gain (loss) on investments and foreign currency
transactions                                                                                                99,489,030

Net unrealized appreciation (depreciation) on investments and assets and liabilities in
foreign currencies                                                                                          1,552,400,839

NET ASSETS, for 278,124,457 shares outstanding                                                             $ 4,235,832,652

NET ASSET VALUE, offering price and redemption price per share ($4,235,832,652 (divided by)
278,124,457 shares)                                                                                        $15.23


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                               $ 20,684,899
Dividends

Interest                                                                         19,480,631

 TOTAL INCOME                                                                    40,165,530

EXPENSES

Management fee                                                    $ 11,365,076
Basic fee

 Performance adjustment                                            (2,589,972)

Transfer agent fees                                                108,144

Accounting fees and expenses                                       405,348

Non-interested trustees' compensation                              9,819

Custodian fees and expenses                                        65,462

Registration fees                                                  11,156

Audit                                                              37,284

Legal                                                              8,435

Miscellaneous                                                      13,546

 Total expenses before reductions                                  9,434,298

 Expense reductions                                                (17,181)      9,417,117

NET INVESTMENT INCOME                                                            30,748,413

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                             119,546,547

 Foreign currency transactions                                     (8,844)       119,537,703

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                             413,572,999

 Assets and liabilities in foreign currencies                      (10,810)      413,562,189

NET GAIN (LOSS)                                                                  533,099,892

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ 563,848,305


STATEMENT OF CHANGES IN NET ASSETS



                                                                                       SIX MONTHS ENDED   YEAR ENDED
                                                                                       MARCH 31, 1998     SEPTEMBER 30,
                                                                                       (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

Operations                                                                              $ 30,748,413       $ 64,917,247
Net investment income

 Net realized gain (loss)                                                                119,537,703        238,687,694

 Change in net unrealized appreciation (depreciation)                                   413,562,189        606,544,012

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         563,848,305        910,148,953

Distributions to shareholders                                                           (63,384,219)       (55,499,110)
From net investment income

 From net realized gain                                                                  (245,892,803)      (166,474,990)

 TOTAL DISTRIBUTIONS                                                                     (309,277,022)      (221,974,100)

Share transactions                                                                       212,510,286        326,984,358
Net proceeds from sales of shares

 Reinvestment of distributions                                                           302,744,632        218,448,216

 Cost of shares redeemed                                                                 (143,137,970)      (162,870,326)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                 372,116,948        382,562,248

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                626,688,231        1,070,737,101

NET ASSETS

 Beginning of period                                                                     3,609,144,421      2,538,407,320

 End of period (including undistributed net investment income of $17,015,862 and
$50,768,400, respectively)                                                              $ 4,235,832,652    $ 3,609,144,421

OTHER INFORMATION
Shares

 Sold                                                                                    14,680,600         25,964,294

 Issued in reinvestment of distributions                                                 22,694,502         18,831,746

 Redeemed                                                                                (9,846,787)        (12,796,917)

 Net increase (decrease)                                                                 27,528,315         31,999,123


FINANCIAL HIGHLIGHTS



(PER-SHARE DATA HAVE BEEN ADJUSTED
FOR A 3-FOR-1 SHARE SPLIT PAID
JUNE 21, 1996.)

                                        SIX MONTHS          YEARS ENDED SEPTEMBER 30,         THREE MONTHS   YEAR ENDED
                                        ENDED                                                 ENDED          JUNE 30,
                                        MARCH 31, 1998                                        SEPTEMBER 30,
                                            (UNAUDITED)     1997     1996      1995     1994  1993           1993

SELECTED PER-SHARE DATA

Net asset value, beginning of period            $ 14.40   $ 11.61    $ 10.57  $ 9.52   $ 8.89   $ 8.82   $ 8.23

Income from Investment Operations

 Net investment income                           .12 D     .27 D      .24      .22      .14      .01      .09

 Net realized and unrealized gain (loss)         1.93      3.52       1.34     1.99     .96      .41      1.61

 Total from investment operations                2.05      3.79       1.58     2.21     1.10     .42      1.70



Less Distributions

 From net investment income                      (.25)     (.25)      (.22)    (.17)    (.04)    (.05)    (.12)

 From net realized gain                          (.97)     (.75)      (.32)    (.99)    (.43)    (.30)    (.99)

 Total distributions                             (1.22)    (1.00)     (.54)    (1.16)   (.47)    (.35)    (1.11)

Net asset value, end of period                  $ 15.23   $ 14.40    $ 11.61  $ 10.57  $ 9.52   $ 8.89   $ 8.82

TOTAL RETURN C                                   15.44%    34.72% B   15.43%   26.98%   12.67%   4.93%    23.28%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)         $ 4,236   $ 3,609    $ 2,538  $ 2,032  $ 1,437  $ 1,143  $ 1,061

Ratio of expenses to average net assets          .50% A    .54%       .78%     .80%     .80%     .84% A   .84%

Ratio of expenses to average net assets after    .50% A    .53% E     .78%     .80%     .80%     .84% A   .84%
expense reductions

Ratio of net investment income to average        1.62% A   2.11%      2.38%    2.33%    1.56%    .69% A   1.41%
net assets

Portfolio turnover rate                          27% A     35%        37%      52%      72%      80% A    81%

Average commission rate F                       $ .0462   $ .0482     .0182


A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES CHARGE AND CUSTODIAN FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
for the period ended March 31, 1998 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Destiny I and Destiny II (the funds) are funds of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. Shares of each fund are offered publicly through Fidelity Systematic Investment Plans: Destiny Plans I and Destiny Plans II (the Plans), a unit investment trust with two series. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchase and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, market discount, partnerships and losses deferred due to wash sales. The funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. Certain funds generally use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the funds may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Destiny I: Purchases and sales of securities, other than short-term securities, aggregated $891,955,089 and $953,251,884, respectively, of which U.S. government and government agency obligations aggregated $0 and $50,212,500, respectively.
Destiny II: Purchases and sales of securities, other than short-term securities, aggregated $611,235,502 and $493,258,382, respectively, of which U.S. government and government agency obligations aggregated $9,227,258 and $25,106,250, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rates are .17% and .30% for Destiny I and Destiny II, respectively. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).24% of the fund's average net assets over the performance period) based on each fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fees were equivalent to annualized rates of .31% and .46%, respectively of average net assets after the performance adjustment for the Destiny I and Destiny II funds, respectively.
Fidelity Distributors Corporation, an affiliate of FMR and sponsor of the Plans, received $1,763,320 and $1,165,773 as its portion of the Creation and Sales Charges on sales of Destiny Plans I and Destiny Plans II, respectively, for the period.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .01%, and .01% of the average net assets of Destiny I and Destiny II, respectively.
ACCOUNTING FEES. FSC maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. Each fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms for Destiny I and Destiny II were $209,014 and $139,794, respectively for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of each fund's expenses. For the period, each fund's expenses were reduced by $13,476 and $8,637 under this arrangement for Destiny I and Destiny II, respectively.
In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized on uninvested cash balances were used to offset a portion of each fund's expenses. During the period, the custodian and transfer agent fees were reduced by $1,360 and $5,387 for Destiny I and $798 and $7,746, for Destiny II under these arrangements, respectively.